Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit (Details) - SK GROWTH OPPORTUNITIES CORPORATION [Member] - $ / shares			12 Months Ended
	Aug. 09, 2022	Jul. 20, 2022	Dec. 31, 2024	Sep. 27, 2024	Mar. 01, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 28, 2022
Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit [Line Items]
Preference shares, shares authorized			990,000			990,000
Preference shares, par value (in Dollars per share)			$ 0.0001			$ 0.0001
Preference shares, issued
Preference shares outstanding
Warrants expire years			5 years
Issue price per share (in Dollars per share)			$ 9.2
Percentage of public warrants			115.00%
Public Warrants [Member]
Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit [Line Items]
Private Placement Warrants outstanding						10,480,000
Exercise price per share (in Dollars per share)			$ 9.2
Percentage of public warrants			180.00%
Per share redemption (in Dollars per share)			$ 18
Price per warrant (in Dollars per share)			$ 0.01
Private Placement Warrants [Member]
Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit [Line Items]
Private Placement Warrants outstanding			6,792,000			6,792,000
Warrant [Member]
Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit [Line Items]
Exercise price per share (in Dollars per share)			$ 11.5
Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit [Line Items]
Common stock, shares authorized			9,000,000,000			9,000,000,000
Common stock, par value (in Dollars per share)			$ 0.0001			$ 0.0001
Temporary equity, shares outstanding			9,732,960			10,056,597
Common stock, shares issued
Common stock, shares outstanding
Additional units			1,279,536
Total equity proceed			60.00%
Class A Ordinary Shares [Member] | Public Warrants [Member]
Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit [Line Items]
Exceeds per share (in Dollars per share)			$ 18
Class A Ordinary Shares [Member] | Warrant [Member]
Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit [Line Items]
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit [Line Items]
Common stock, shares authorized			999,000,000			999,000,000
Common stock, par value (in Dollars per share)			$ 0.0001			$ 0.0001
Common stock, shares issued			5,240,000			5,240,000	5,240,000
Common stock, shares outstanding			5,240,000			5,240,000	5,240,000
Aggregate shares			750,000
Percentage of conversion of shares			20.00%
Founder Shares [Member] | Class B Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit [Line Items]
Common stock, shares outstanding			5,750,000
Shares issued percentage			20.00%
Over-Allotment Option [Member]
Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit [Line Items]
Forfeitures shares	510,000
Issue price per share (in Dollars per share)		$ 10						$ 10
Over-Allotment Option [Member] | Class B Ordinary Shares [Member]
Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit [Line Items]
Additional units		960,000